CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Earnings (loss) in equity method investments, tax	¥ 12,019	¥ (10,669)	¥ (3,245)